STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended		8 Months Ended	9 Months Ended
	Mar. 24, 2022	Feb. 07, 2022	Dec. 16, 2020	Nov. 19, 2020	May 23, 2022	Feb. 23, 2022	Dec. 16, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2020	Jul. 02, 2020
Class of Stock [Line Items]
Common stock, par value								$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								10,000,000		10,000,000	10,000,000		10,000,000
Preferred stock, par value								$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued								309,083,423		309,083,423	309,083,423		220,254,395
Common stock, shares outstanding								309,083,423		309,083,423	309,083,423		220,254,395
Preferred stock, shares issued								25,896		25,896	25,896		25,845
Preferred stock, shares outstanding								25,896		25,896	25,896		25,845
Proceeds from Issuance of Common Stock											$ 481,657	$ 521,850
Stock Issued During Period, Value, Issued for Services											$ 900	$ 8,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											14,000,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares												3,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares								14,000,000	0	14,000,000	14,000,000	0	0	3,600,000
Amortization of Debt Discount (Premium)											$ 37,400	$ 269,734
Dividends Payable, Current								$ 5,504	$ (0)		$ 207,447	(0)
Exercise price								$ 0.0031		$ 0.0031	$ 0.0031
Expected dividend yield											0.00%
Expected volatility											177.44%
Risk-free interest rate											4.05%
Expected term											1 year 6 months
Securities Purchase Agr [Member]
Class of Stock [Line Items]
Proceeds from stock							$ 85,000
Plan 2017 [Member]
Class of Stock [Line Items]
Shares authorized under the plan								4,500,000		4,500,000	4,500,000
Plan 2019 [Member]
Class of Stock [Line Items]
Shares authorized under the plan								5,000,000		5,000,000	5,000,000
Stock Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Shares authorized under the plan								20,000,000		20,000,000	20,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares								0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares								14,000,000		14,000,000	14,000,000
Share-Based Payment Arrangement, Noncash Expense								$ 3,617			$ 12,221
Stock Incentive Plan 2022 [Member] | Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								7,000,000
Stock Incentive Plan 2022 [Member] | Director [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								7,000,000
Series A Supervoting [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																15,600
Preferred stock, par value																$ 0.001
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								600		600	600		600		600
Preferred stock, par value								$ 1,200		$ 1,200	$ 1,200		$ 1,200		$ 0.001
Preferred stock, shares issued								342		342	342		155
Preferred stock, shares outstanding								342		342	342		155
Derivative liability								$ 328,839		$ 328,839	$ 328,839		$ 212,816
Dividends Payable, Current								5,504	0		207,447	0
Dividends Payable, Current								55,600		$ 55,600	55,600		23,983
Note A [Member]
Class of Stock [Line Items]
Interest expense								6,201	9,659		22,631	36,289
Note A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number shares converted, Value					$ 90,000
Number of shares converted					11,250,000
Conversion price					$ 0.008
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services						100,000
Stock Issued During Period, Value, Issued for Services						$ 900
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued duriing period, shares										77,479,027
Proceeds from Issuance of Common Stock										$ 481,657
November 192020 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock				$ 45,000
Derivative liability				103,267
Interest expense				39,000
Amortization of Debt Discount (Premium)				$ 84,000
Loss on change in fair market value of derivative liability								25,701	7,755		28,848	79,211
Sales commission								2,541	2,541		7,539	7,539
Dividends Payable								18,779		18,779	18,779		11,240
December 162020 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock			$ 85,000
Derivative liability			106,241				$ 106,241
Interest expense			1,700
Amortization of Debt Discount (Premium)			$ 102,000
Sales commission								3,085	3,085		9,155	9,155
Dividends Payable								21,898		21,898	21,898		$ 12,743
December 162020 [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Loss on change in fair market value of derivative liability								31,208			40,096	$ 93,358
Dividends Payable, Current									$ 10,348
February 72022 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock		$ 51,000
Derivative liability		65,025
Interest expense		10,200
Amortization of Debt Discount (Premium)		$ 61,200
Loss on change in fair market value of derivative liability								18,725
Sales commission								1,851			4,728
Dividends Payable								4,728		4,728	4,728
March 242022 [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from stock	$ 136,000
Derivative liability	328,422
Interest expense	27,200
Amortization of Debt Discount (Premium)	$ 163,200
Sales commission								4,936			10,194
Dividends Payable								10,194		$ 10,194	10,194
March 242022 [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Loss on change in fair market value of derivative liability								$ 49,934			$ 190,813